--------------------------------------------------------------------------------

INSTITUTIONAL
DAILY INCOME FUND                            600 Fifth Avenue,New York, NY 10020
                                                                    212-830-5200

================================================================================





Dear Shareholder,



We are pleased to present the semi-annual report of Institutional Daily Income Fund for the period April 1, 2001 through September 30, 2001.

The Fund's Money Market Portfolio had 338 shareholders and net assets of $997,151,288 as of September 30, 2001. The U.S. Treasury Portfolio had 155 shareholders and net assets of $584,496,984 as of September 30, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================




     Face                                                                               Maturity                    Value
    Amount                                                                                Date          Yield      (Note 1)
    ------                                                                                ----          -----       ------
Commercial Paper (34.35%)
------------------------------------------------------------------------------------------------------------------------------------
$ 35,000,000   BAE Systems Holdings Inc.                                                10/05/01        3.68%   $  34,985,806
  45,000,000   California Finance Authority PCR (Shell Oil Projects) - Series 1996      10/01/01        3.45       45,000,000
  20,000,000   Caterpillar Financial Services Corporation                               10/16/01        3.66       19,969,833
   2,870,000   Dekalb County, GA (Emory University Project)                             10/01/01        3.55        2,870,000
  30,000,000   Lehman Brothers Holdings Inc.                                            11/07/01        4.46       29,865,875
  25,000,000   Long Lane Master Trust IV - Series A (a)                                 10/15/01        2.77       24,973,167
  40,000,000   Market Street Funding                                                    10/04/01        3.52       39,988,333
  40,000,000   National Rural Utilities Cooperative                                     10/18/01        3.40       39,935,778
  25,000,000   Sigma Finance Corporation                                                10/04/01        3.80       24,992,187
  50,000,000   Special Purpose Accounts Receivable                                      10/11/01        3.53       49,951,111
  30,000,000   UBS Finance                                                              10/01/01        3.45       30,000,000
------------                                                                                                    -------------
 342,870,000   Total Commercial Paper                                                                             342,532,090
------------                                                                                                    -------------
Funding Agreement (1.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   John Hancock Mutual Life Insurance Company (b)                           08/19/05        3.62%   $  10,000,000
------------                                                                                                    -------------
  10,000,000   Total Funding Agreement                                                                             10,000,000
------------                                                                                                    -------------
Letter of Credit Commercial Paper (15.27%)
------------------------------------------------------------------------------------------------------------------------------------
$ 27,500,000   Banco Continental de Panama S.A.
               LOC HSBC Bank US                                                         10/11/01        3.45%   $  27,473,646
  15,000,000   Banco de Galicia Y Bueno S.A.
               LOC Bayerische HypoVereins Bank, A.G.                                    10/22/01        3.48       14,969,725
  35,000,000   Floren Container Inc.
               LOC Bank of America                                                      10/10/01        3.74       34,967,625
  10,000,000   Floren Container Inc.
               LOC Bank of America                                                      10/12/01        3.74        9,988,694
  20,000,000   GTL Financial Corporation
               LOC Banco Santander                                                      10/22/01        3.47       19,959,750
  25,000,000   Louis Dreyfus Corporation
               LOC Credit Agricole                                                      10/17/01        3.01       24,966,667
  20,000,000   Louis Dreyfus Corporation
               LOC Credit Agricole                                                      10/22/01        2.70       19,968,500
------------                                                                                                    -------------
 152,500,000   Total Letter of Credit Commercial Paper                                                            152,294,607
------------                                                                                                    -------------






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The acompanying notes are an integral part of these financial statements.

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================================================================================




     Face                                                                               Maturity                    Value
    Amount                                                                                Date          Yield      (Note 1)
    ------                                                                                ----          -----       ------
Loan Participation (2.01%)
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000   Equitable Life Assurance Society With J.P. Morgan Chase (c)              03/20/02        3.02%   $  20,000,000
------------                                                                                                    -------------
  20,000,000   Total Loan Participation                                                                            20,000,000
------------                                                                                                    -------------
Master Notes & Promissory Notes (7.02%)
------------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000   GMAC Residential Holding Corp. (d)                                       10/01/01        3.60%   $  30,000,000
  40,000,000   The Goldman Sachs Group L.P.                                             10/03/01        3.82       40,000,000
------------                                                                                                    -------------
  70,000,000   Total Master Notes & Promissory Notes                                                               70,000,000
------------                                                                                                    -------------
Other Notes (2.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000   Connecticut State GO Bond                                                12/01/01        4.82%   $  10,023,162
   1,935,000   Mercer County, NJ Improvement Authority - Series 1999                    12/01/01        6.68        1,937,869
  14,000,000   New York City GO Bonds
               Insured by FGIC                                                          10/04/01        3.83       14,000,000
------------                                                                                                    -------------
  25,935,000   Total Other Notes                                                                                   25,961,031
------------                                                                                                    -------------
Repurchase Agreement (8.63%)
------------------------------------------------------------------------------------------------------------------------------------
$ 86,000,000   Salomon Smith Barney (Collateralized by $125,823,108
               GNMA, 5.006% to 6.000%, due 02/20/24 to 03/20/31, Value $87,720,000)     10/01/01        3.33%   $  86,000,000
------------                                                                                                    -------------
  86,000,000   Total Repurchase Agreement                                                                          86,000,000
------------                                                                                                    -------------
Time Deposit (4.51%)
------------------------------------------------------------------------------------------------------------------------------------
$ 45,000,000   Dresdner Bank                                                            10/01/01        3.44%   $  45,000,000
------------                                                                                                    -------------
  45,000,000   Total Time Deposit                                                                                  45,000,000
------------                                                                                                    -------------
Variable Rate Demand Instruments (24.57%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,700,000   Alpines Capital Investments L.L.C. (e)
               LOC First of America                                                     09/15/27        3.10%   $   3,700,000
   2,500,000   American Micro Products (e)
               LOC Firstar Bank                                                         10/01/08        3.15        2,500,000
   5,885,000   Arbor Properties Inc. (e)
               LOC Amsouth Bank, N.A.                                                   06/01/22        2.70        5,885,000
   2,000,000   Atlas Metal Investment Corporation (e)
               LOC Fifth Third Bank                                                     10/01/20        3.00        2,000,000
     925,000   Austin Printing Co. & Klein Austin (e)
               LOC Bank One                                                             08/01/14        3.09          925,000
   1,380,000   Automated Packaging Systems (e)
               LOC National City Bank of Michigan/Illinois                              10/01/08        3.09        1,380,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,705,000   Bardstown, KY IDRB (R&J Tower Corporation Project) (e)
               LOC Comerica Bank                                                06/01/24          3.07%    $  1,705,000
   1,345,000   Big Brothers Big Sisters (e)
               LOC Fifth Third Bank                                             12/01/20          3.00        1,345,000
   3,660,000   Burgess & Niple Limited (e)
               LOC National City Bank of Michigan/Illinois                      09/01/14          3.09        3,660,000
  26,500,000   Catholic Health Initiatives - Series C (e)                       12/01/27          3.20       26,500,000
   1,255,000   Cedar Works Project (e)
               LOC Firstar Bank                                                 05/01/09          3.15        1,255,000
  25,265,000   CFM International Inc. (c)
               LOC General Electric Company Guaranteed Notes                    01/01/10          3.15       25,265,000
     660,000   City of Colorado Springs (e)
               (Goodwill Industries) - Series 1997B
               LOC Bank One                                                     02/01/07          3.05          660,000
   2,000,000   CJ Krehbiel Co. (e)
               LOC Fifth Third Bank                                             10/01/10          3.00        2,000,000
   8,000,000   Crystal Clinic - Series 2000 (e)
               LOC First Merit Bank                                             04/01/20          3.17        8,000,000
   1,005,000   Crystal Enterprises Inc. (e)
               LOC Old Kent Bank & Trust Co.                                    06/01/28          3.10        1,005,000
   3,325,000   D.E.D.E. Realty (e)
               LOC Fifth Third Bank                                             12/01/11          3.00        3,325,000
   2,760,000   Delta Capital L.L.C. - Series 96-B (e)
               LOC First Michigan Bank                                          10/01/16          3.10        2,760,000
   1,680,000   Dickenson Press, Inc. - Series 1997 (e)
               LOC First Michigan Bank                                          01/01/27          3.25        1,680,000
   8,000,000   Douglas County, GA Development Authority (e)
               (Gazelle Riverside, LLC Project)
               LOC Wells Fargo Bank, N.A.                                       01/01/21          2.80        8,000,000
   2,000,000   DP Fox Capital, L.L.C. (e)
               LOC Michigan National Bank                                       09/01/29          3.05        2,000,000
   4,225,000   First Metropolitan Title Company (e)
               LOC LaSalle National Bank                                        05/01/22          3.05        4,225,000
   2,055,000   First Metropolitan Title Company (e)
               LOC LaSalle National Bank                                        05/01/24          3.10        2,055,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    510,000   Four Development Company (e)
               LOC PNC Bank, N.A.                                               12/31/03          3.05%    $    510,000
   1,915,000   Frank J. Catanzaro Sons And Daughters (e)
               LOC Firstar Bank                                                 01/01/15          3.15        1,915,000
   7,250,000   Franklin Avenue Association L.P. - Series 2001 (e)
               (Waco TX, Federal Courthouse & Post Office Project)
               Insured by AMBAC Indemnity Corp.                                 01/01/23          2.95        7,250,000
   4,500,000   Gardner Publications Incorporated (e)
               LOC Fifth Third Bank                                             10/01/10          3.00        4,500,000
   1,270,000   GCG Portage L.L.C. (e)
               LOC Old Kent Bank & Trust Co.                                    02/01/26          3.10        1,270,000
   4,000,000   The Goldman Sachs Group, L.P. (f)                                10/15/02          3.94        4,000,000
   1,851,000   Goson Project - Series 1999 (e)
               LOC First Merit Bank                                             08/01/23          3.17        1,851,000
   3,090,000   Governor's Village L.L.C. (e)
               LOC Fifth Third Bank                                             03/01/20          3.00        3,090,000
  14,050,000   Hannahville Indian Community (e)
               LOC National City Bank of Michigan/Illinois                      06/01/13          3.06       14,050,000
   4,405,000   Hunter's Square, Inc. Project - Series 1998 (e)
               LOC National City Bank of Michigan/Illinois                      10/01/16          3.09        4,405,000
   4,125,000   Jackson Tube Service Inc - Series 1998 (e)
               LOC Fifth Third Bank                                             09/01/18          3.00        4,125,000
   5,500,000   Jackson Tube Service Inc - Series 2000 (e)
               LOC Fifth Third Bank                                             07/01/10          3.00        5,500,000
   3,300,000   JPV Capital L.L.C. (e)
               LOC Michigan National Bank                                       12/01/39          3.15        3,300,000
     880,000   JRB Corporation Demand Note (e)
               LOC Old Kent Bank & Trust Co.                                    07/01/26          3.10          880,000
   3,575,000   KBL Capital Fund, Inc. (e)
               LOC National City Bank of Michigan/Illinois                      05/01/27          3.06        3,575,000
   2,056,600   Kingston Healthcare Corp. (Kingston Home Project) (e)
               LOC Wells Fargo Bank, N.A.                                       07/20/25          3.25        2,056,600
   2,330,000   Kissel Holdings L.L.C. (e)
               LOC Firstar Bank                                                 12/01/20          3.15        2,330,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    945,000   Labelle Capital Funding (e)
               LOC National City Bank of Michigan/Illinois                      09/01/26          2.80%    $    945,000
     725,000   LRV Enterprises, L.L.C. (e)
               LOC First of America                                             09/01/21          3.10          725,000
   3,505,000   Luken Woodlawn L.L.C. (e)
               LOC Fifth Third Bank                                             02/01/18          3.00        3,505,000
  13,290,000   Maximum Principal Amount Camcairn (e)
               LOC Firstar Bank                                                 10/01/21          3.09       13,290,000
   2,400,000   Mayfair Village Retirement Center, Inc., KY (e)
               Series 1995
               LOC PNC Bank, N.A.                                               05/15/09          3.15        2,400,000
   1,230,000   Mississippi Business Finance Corporation IDRB (e)
               (ABTCO, Inc. Project) - Series 1997B
               LOC Bank One                                                     06/01/10          2.80        1,230,000
   3,650,000   Mississippi Business Finance Corporation IDRB (e)
               (ABTCO, Inc. Project) - Series 1997B
               LOC First Union National Bank                                    04/01/22          3.20        3,650,000
   2,925,000   Mt. Caramel West Medical Office Building (e)
               LOC National City Bank of Michigan/Illinois                      08/01/19          3.09        2,925,000
     200,000   Pennsylvania EDFA (Oglevee Limited Project) (e)
               LOC PNC Bank, N.A.                                               08/01/22          3.20          200,000
   2,100,000   Pennsylvania EDFA Taxable Development RB (e)
               (West 914 Incorporation Project) - Series 1991A
               LOC PNC Bank, N.A.                                               05/01/21          3.20        2,100,000
     700,000   Pennsylvania EDFA Taxable Development RB (e)
               (Quality Foods L.P. Project) - Series 1995D
               LOC PNC Bank, N.A.                                               12/01/14          3.20          700,000
   2,010,000   PRD Land Acquisition Company Ltd. (e)
               LOC First Merit Bank                                             05/01/17          3.17        2,010,000
   5,000,000   Scott Street Land Co. (e)
               LOC Fifth Third Bank                                             01/03/22          3.00        5,000,000
  12,255,000   Secor Realty Inc. (e)
               LOC National City Bank of Michigan/Illinois                      04/01/20          3.09       12,255,000
   1,205,000   Shepherd Capital, L.L.C. (e)
               LOC First of America                                             09/15/47          3.10        1,205,000






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,450,000   St. Anns Medical Office Building (e)
               LOC National City Bank of Michigan/Illinois                      11/01/19          3.09%    $  3,450,000
   1,855,000   Trendway Corporation (e)
               LOC Michigan National Bank                                       12/01/26          3.10        1,855,000
   4,977,000   Washington State Housing Finance (e)
               LOC Wells Fargo Bank, N.A.                                       01/01/30          3.25        4,977,000
   2,740,000   Wholesome Group (e)
               LOC Fifth Third Bank                                             10/01/20          3.00        2,740,000
     974,000   Willingham Properties (e)
               LOC PNC Bank, N.A.                                               12/31/09          3.05          974,000
   2,405,000   WMMT Ltd. Project (e)
               LOC First Merit Bank                                             03/01/24          3.17        2,405,000
------------                                                                                               ------------
 244,978,600   Total Variable Rate Demand Instruments                                                       244,978,600
------------                                                                                               ------------
               Total Investments (99.96%) (Cost $996,766,328+)                                              996,766,328
               Cash and Other Assets, Net of Liabilities (0.04%)                                                384,960
                                                                                                           ------------
               Net Assets (100.00%)                                                                        $997,151,288
                                                                                                           ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares,  715,903,127 Shares Outstanding (Note 3)                                    $       1.00
                                                                                                           ============
               Class B Shares,  143,114,884 Shares Outstanding (Note 3)                                    $       1.00
                                                                                                           ============
               Pinnacle Shares, 138,133,277 Shares Outstanding (Note 3)                                    $       1.00
                                                                                                           ============

               + Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================




FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap agreements.
(b) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.
(c)  The  interest  rate is adjusted  quarterly  based upon one month LIBOR plus
     0.05%.
(d) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%. 7-day put option.
(e) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.
(f) The interest rate is adjusted quarterly based upon three months LIBOR plus 0.18%.



KEY:
     EDFA     =     Economic Development Finance Authority        IDRB     =      Industrial Development Revenue Bond
     FGIC     =     Financial Guaranty Insurance Company          LOC      =      Letter of Credit
     GNMA     =     Government National Mortgage Association      PCR      =      Pollution Control Revenue
     GMAC     =     General Motors Acceptance Corporation         RB       =      Revenue Bond
     GO       =     General Obligation









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================




     Face                                                                               Maturity                    Value
    Amount                                                                                Date          Yield      (Note 1)
    ------                                                                                ----          -----       ------
Repurchase Agreement (47.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 80,000,000   J.P. Morgan Chase, Inc. (Collateralized by $108,984,154,
               GNMA, 6.000% to 9.000%, due 10/15/13 to 04/15/31, value $81,601,671)     10/01/01        3.33%    $ 80,000,000
  35,000,000   The Goldman Sachs Group L.P. (Collateralized by $36,912,668,
               GNMA, 6.500% to 7.000% due 11/20/29 to 09/20/31, value $35,700,000)      10/01/01        3.32       35,000,000
  80,000,000   Salomon Smith Barney (Collateralized by $121,044,325,
               FHLMC, 6.000%, due 09/16/31, value 6,049,449)
               GNMA, 6.500%, due 02/20/28, value $75,550,551)                           10/01/01        3.33       80,000,000
  30,000,000   Morgan Stanley & Company, Inc. (Collateralized by $336,099,546,
               GNMA, 5.500% to 12.500%, due 11/15/01 to 08/15/31, value $30,961,646)    10/01/01        3.33       30,000,000
  50,000,000   UBS Paine Webber (Collateralized by $50,605,458,
               GNMA, 6.000% to 7.000%, due 09/15/16 to 09/15/31, value $51,004,942)     10/01/01        3.35       50,000,000
------------                                                                                                     ------------
 275,000,000   Total Repurchase Agreement                                                                         275,000,000
------------                                                                                                     ------------
U.S. Government Obligations (52.51%)
------------------------------------------------------------------------------------------------------------------------------------
$155,000,000   U.S. Treasury Bills                                                      10/04/01        2.58%    $154,974,438
  40,000,000   U.S. Treasury Notes, 5.88%                                               10/31/01        6.06       39,991,260
  20,000,000   U.S. Treasury Notes, 6.00%                                               09/30/02        2.57       20,667,128
  15,000,000   U.S. Treasury Notes, 6.38%                                               08/15/02        3.61       15,357,130
  20,000,000   U.S. Treasury Notes, 7.50%                                               05/15/02        3.77       20,424,866
  20,000,000   U.S. Treasury Notes, 6.63%                                               05/31/02        3.81       20,332,592
  10,000,000   U.S. Treasury Notes, 6.50%                                               02/28/02        4.48       10,069,467
  25,000,000   U.S. Treasury Notes, 6.38%                                               01/31/02        5.07       25,090,571
------------                                                                                                     ------------
 305,000,000   Total U.S. Government Obligations                                                                  306,907,452
------------                                                                                                     ------------
               Total Investments (99.56%) (Cost $581,907,452+)                                                    581,907,452
               Cash and Other Assets, Net of Liabilities (0.44%)                                                    2,589,532
                                                                                                                 ------------
               Net Assets (100.00%)                                                                              $584,496,984
                                                                                                                 ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares,  479,036,901 Shares Outstanding (Note 3)                                          $       1.00
                                                                                                                 ============
               Class B Shares,   82,375,075 Shares Outstanding (Note 3)                                          $       1.00
                                                                                                                 ============
               Pinnacle Shares,  23,085,008 Shares Outstanding (Note 3)                                          $       1.00
                                                                                                                 ============

               + Aggregate cost for federal income tax purposes is identical.

KEY:
     FHLMC    =     Federal Home Loan Mortgage Corporation
     GNMA     =     Government National Mortgage Association











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The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================



                                                                                Money Market            U.S. Treasury
                                                                                  Portfolio               Portfolio
                                                                               -------------           --------------

INVESTMENT INCOME


Income:
   Interest..............................................................      $  24,340,171           $   13,501,364
                                                                               -------------           --------------
Expenses: (Note 2)
   Investment management fee.............................................            661,262                  382,189
   Administration fee....................................................            275,526                  159,245
   Shareholder servicing fee (Class A)...................................            980,493                  657,089
   Custodian expenses....................................................             49,403                   16,543
   Shareholder servicing and related shareholder expenses+...............            126,950                   68,070
   Legal, compliance and filing fees.....................................             24,830                   24,940
   Audit and accounting..................................................             47,436                   34,781
   Trustees' fees .......................................................              9,000                    6,000
   Miscellaneous.........................................................             17,905                    8,913
                                                                               -------------           --------------
      Total expenses.....................................................          2,192,805                1,357,770
      Less: Fees waived (Note 2).........................................      (     110,210)          (       63,698)
                                                                               -------------           --------------
      Net expenses.......................................................          2,082,595                1,294,072
                                                                               -------------           --------------
Net investment income....................................................         22,257,576               12,207,292



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................             11,904                      -0-
                                                                               -------------           --------------
Increase in net assets from operations...................................      $  22,269,480           $   12,207,292
                                                                               =============           ==============


+ Includes class specific transfer agency expenses of $78,440, $18,639 and $13,130 for Money Market Portfolio for Class A, Class B and Pinnacle Class, respectively and $52,567, $9,189 and $1,942 for U.S. Treasury Portfolio for Class A, Class B and Pinnacle Class, respectively.









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================



                                                      Money Market Portfolio                          U.S. Treasury Portfolio
                                               -------------------------------------          -------------------------------------
                                                  Six Months                                     Six Months
                                                    Ended                   Year                   Ended                   Year
                                               September 30, 2001          Ended              September 30, 2001          Ended
                                                  (Unaudited)         March 31, 2001             (Unaudited)         March 31, 2001
                                                   ---------          --------------              ---------          --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income...................     $   22,257,576         $   70,590,393          $   12,207,292         $   37,179,670
  Net realized gain (loss) on investments.             11,904                  3,050                 -0-                        384
                                               --------------         --------------          --------------         --------------
  Increase in net assets from operations..         22,269,480             70,593,443              12,207,292             37,180,054
Dividends to shareholders:
  Net investment income
    Class A...............................     (   15,559,888)        (   50,953,155)         (    9,951,492)        (   31,773,319)
    Class B...............................     (    3,981,020)        (   11,667,227)         (    1,868,124)        (    4,349,366)
    Pinnacle shares.......................     (    2,716,668)        (    7,970,011)         (      387,676)        (    1,056,985)

  Net realized gain on investments
    Class A...............................     (        8,712)        (        2,361)                -0-             (          349)
    Class B...............................     (        1,873)        (          411)                -0-             (           28)
    Pinnacle shares.......................     (        1,319)        (          278)                -0-             (            7)
Capital share transactions (Note 3):
    Class A...............................     (  385,955,173)           337,249,881          (  100,831,996)        (   78,527,198)
    Class B...............................     (   68,609,904)        (  142,823,940)         (   68,980,907)           113,368,446
    Pinnacle shares.......................          9,355,941         (   15,854,120)              2,360,421              2,274,985
                                               --------------          -------------          --------------         --------------
    Total increase (decrease).............     (  445,209,136)           178,571,821          (  167,452,482)            37,116,233
Net assets:
    Beginning of period...................      1,442,360,424          1,263,788,603             751,949,466            714,833,233
                                               --------------         --------------          --------------         --------------
    End of period.........................     $  997,151,288         $1,442,360,424          $  584,496,984         $  751,949,466
                                               ==============         ==============          ==============         ==============









--------------------------------------------------------------------------------
The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a)   Valuation of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

During the period ended September 30, 2001, the Manager voluntarily waived administration fees of $110,210 and $63,698, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended for each Portfolio.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $110,767 and $63,961 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At September 30, 2001 an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $997,151,288 and $584,496,984, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                     Money Market Portfolio
                                          ------------------------------------------
                                            Six Months Ended
                                          September 30, 2001      For the Year Ended
Class A                                       (Unaudited)           March 31, 2001
-------                                      -------------          --------------
Sold....................................     $ 610,432,550          $2,367,042,394
Issued on reinvestment of dividends.....        16,913,657              48,550,706
Redeemed................................    (1,013,301,380)        ( 2,078,343,219)
                                             -------------          --------------
Net increase (decrease).................    (  385,955,173)            337,249,881
                                             =============          ==============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Transactions in Shares of Beneficial Interest. (Continued)

                                                    Money Market Portfolio
                                          ------------------------------------------
                                            Six Months Ended
                                           September 30, 2001     For the Year Ended
Class B                                        (Unaudited)          March 31, 2001
-------                                      --------------         --------------
Sold....................................     $1,114,419,087         $1,446,782,555
Issued on reinvestment of dividends.....          4,013,419             12,023,652
Redeemed................................     (1,187,042,410)        (1,601,630,147)
                                              -------------          -------------
Net increase (decrease).................     (   68,609,904)        (  142,823,940)
                                              =============          =============

                                            Six Months Ended
                                           September 30, 2001     For the Year Ended
PINNACLE SHARES                                (Unaudited)          March 31, 2001
---------------                              --------------         --------------
Sold....................................     $   65,499,295         $  103,580,923
Issued on reinvestment of dividends.....          2,716,051              7,966,004
Redeemed................................     (   58,859,405)        (  127,401,047)
                                              -------------          -------------
Net increase (decrease).................          9,355,941         (   15,854,120)
                                              =============          =============

                                                   U.S. Treasury Portfolio
                                          ------------------------------------------
                                            Six Months Ended
                                           September 30, 2001     For the Year Ended
Class A                                        (Unaudited)          March 31, 2001
-------                                      --------------         --------------
Sold....................................     $  710,593,922         $2,014,753,517
Issued on reinvestment of dividends.....         10,724,800             31,761,607
Redeemed................................     (  822,150,718)        (2,125,042,322)
                                              -------------          -------------
Net increase (decrease).................     (  100,831,996)        (   78,527,198)
                                              =============          =============

                                            Six Months Ended
                                           September 30, 2001     For the Year Ended
Class B                                        (Unaudited)          March 31, 2001
-------                                      --------------         --------------
Sold....................................     $   21,337,033         $  472,757,033
Issued on reinvestment of dividends.....          2,129,216              4,125,848
Redeemed................................     (   92,447,156)        (  363,514,435)
                                              -------------          -------------
Net increase (decrease).................     (   68,980,907)           113,368,446
                                              =============          =============

                                            Six Months Ended
                                           September 30, 2001     For the Year Ended
PINNACLE SHARES                                (Unaudited)          March 31, 2001
---------------                              --------------         --------------
Sold....................................     $   15,969,285         $   51,862,590
Issued on reinvestment of dividends.....            387,590              1,056,207
Redeemed................................     (   13,996,454)        (   50,643,812)
                                              -------------          -------------
Net increase (decrease).................          2,360,421              2,274,985
                                              =============          =============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Financial Highlights.

                                                                                 Money Market Portfolio
                                                    --------------------------------------------------------------------------------
                                                       Six Months
CLASS A                                                  Ended                        For the Year Ended March 31,
-------                                                                   ----------------------------------------------------------
                                                    September 30, 2001      2001        2000         1999         1998        1997
                                                    ------------------    --------    --------     --------     --------    --------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00            $  1.00     $  1.00      $  1.00      $  1.00     $ 1.00
                                                       --------           --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income........................          0.020              0.060       0.051        0.050        0.053      0.050
Less distributions:
   Dividends from net investment income.........       (  0.020)          (  0.060)   (  0.051)    (  0.050)    (  0.053)   ( 0.050)
                                                        -------            -------     -------      -------      -------     ------
Net asset value, end of period..................       $  1.00            $  1.00     $  1.00      $  1.00      $  1.00     $ 1.00
                                                       ========           ========    ========     ========     ========    ========
Total Return....................................          1.97%(a)           6.16%       5.17%        5.12%        5.38%      5.16%
Ratios/Supplemental Data
Net assets, end of period (000).................       $715,903           $1,101,858  $ 764,608    $ 282,258    $ 108,657   $ 38,220
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)(c)        0.45%(b)           0.45%       0.45%        0.45%        0.45%      0.42%
   Net investment income........................          3.97%(b)           5.96%       5.21%        4.93%        5.25%      5.07%
   Expenses paid indirectly.....................          0.00%(b)           0.00%       0.00%        0.00%        0.00%      0.01%
   Management and administration fees waived....          0.02%(b)           0.02%       0.03%        0.05%        0.07%      0.09%


                                                                                 Money Market Portfolio
                                                    --------------------------------------------------------------------------------
                                                       Six Months
CLASS B                                                  Ended                        For the Year Ended March 31,
-------                                                                   ----------------------------------------------------------
                                                    September 30, 2001      2001        2000         1999         1998        1997
                                                    ------------------    --------    --------     --------     --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00            $  1.00     $  1.00      $  1.00      $  1.00     $ 1.00
                                                       --------           --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income........................          0.021              0.062       0.053        0.053        0.055      0.053
Less distributions:
   Dividends from net investment income.........       (  0.021)          (  0.062)   (  0.053)    (  0.053)    (  0.055)   ( 0.053)
                                                        -------            -------     -------      -------      -------     ------
Net asset value, end of period..................       $  1.00            $  1.00     $  1.00      $  1.00      $  1.00     $ 1.00
                                                       ========           ========    ========     ========     ========    ========
Total Return....................................          2.10%(a)           6.42%       5.43%        5.38%        5.64%      5.42%
Ratios/Supplemental Data
Net assets, end of period (000).................       $ 143,115          $ 211,725   $ 354,549    $ 221,119    $ 227,893   $158,525
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)(c)        0.20%(b)           0.20%       0.20%        0.20%        0.20%      0.17%
   Net investment income........................          4.22%(b)           6.20%       5.36%        5.27%        5.50%      5.29%
   Expenses paid indirectly.....................          0.00%(b)           0.00%       0.00%        0.00%        0.00%      0.01%
   Management and administration fees waived....          0.02%(b)           0.02%       0.03%        0.05%        0.07%      0.09%

(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Financial Highlights. (Continued)

                                                                         Money Market Portfolio

                                                    -----------------------------------------------------------------------
                                                       Six Months                                       July 29, 1999
PINNACLE SHARES                                           Ended             For the Year Ended   (Commencement of Sales) to
---------------                                     September 30, 2001        March 31, 2001           March 31, 2000
                                                    ------------------      ------------------       ------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00                  $  1.00                  $  1.00
                                                       ---------                ---------                ---------
Income from investment operations:
   Net investment income........................          0.021                    0.062                    0.038
Less distributions:
   Dividends from net investment income.........       (  0.021)                (  0.062)                (  0.038)
                                                        -------                  -------                  -------
Net asset value, end of period..................       $  1.00                  $  1.00                  $  1.00
                                                       ========                 ========                 ========
Total Return....................................          2.10%(a)                 6.42%                    3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................       $ 138,133                $ 128,777                $ 144,632
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed).          0.20%(b)                 0.20%                    0.20%(b)
   Net investment income........................          4.22%(b)                 6.20%                    5.36%(b)
   Management and administration fees waived....          0.02%(b)                 0.02%                    0.03%(b)

(a) Not annualized
(b) Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Financial Highlights. (Continued)

                                                                            U.S. Treasury Portfolio
                                                    --------------------------------------------------------------------------------
                                                       Six Months
CLASS A                                                  Ended                        For the Year Ended March 31,
-------                                                                 ------------------------------------------------------------
                                                    September 30, 2001    2001         2000         1999         1998         1997
                                                    ------------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       --------         --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income........................          0.019           0.057        0.048        0.048        0.051        0.049
Less distributions:
   Dividends from net investment income.........       (  0.019)        ( 0.057)     ( 0.048)     ( 0.048)     ( 0.051)     ( 0.049)
                                                        -------          ------       ------       ------       ------       ------
Net asset value, end of period..................       $  1.00          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                       ========         ========     ========     ========     ========     ========
Total Return....................................          1.89%(a)        5.88%        4.82%        4.86%        5.24%        5.00%
Ratios/Supplemental Data
Net assets, end of period (000).................       $ 479,037        $ 579,869    $ 658,396    $ 721,197    $ 467,372    $310,290
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)(c)        0.45%(b)        0.46%        0.45%        0.45%        0.42%        0.42%
   Net investment income........................          3.79%(b)        5.68%        4.73%        4.71%        5.12%        4.89%
   Expenses paid indirectly.....................          0.00%(b)        0.01%        0.00%        0.00%        0.00%        0.01%
   Management and administration fees waived....          0.02%(b)        0.02%        0.02%        0.04%        0.07%        0.05%


                                                                  U.S. Treasury Portfolio                     November 18, 1996
                                              ----------------------------------------------------------------  (Commencement
                                                 Six Months                                                       of Sales) to
CLASS B                                            Ended                  For the Year Ended March 31,             March 31,
                                                                  --------------------------------------------
                                              September 30, 2001    2001        2000        1999        1998         1997
                                              ------------------  --------    --------    --------    --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00      $  1.00
                                                  --------        --------    --------    --------    --------     --------
Income from investment operations:
   Net investment income........................     0.020           0.060       0.050       0.050       0.054        0.019
Less distributions:
   Dividends from net investment income.........  (  0.020)       (  0.060)   (  0.050)   (  0.050)   (  0.054)    (  0.019)
                                                   -------         -------     -------     -------     -------      -------
Net asset value, end of period..................  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00      $  1.00
                                                  ========        ========    ========    ========    ========     ========
Total Return....................................     2.01%(a)        6.14%       5.08%       5.12%       5.50%        1.90%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................  $  82,375       $ 151,356   $  37,987   $ 79,793    $  6,833     $  7,799
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)(c)   0.20%(b)        0.21%       0.20%       0.20%       0.17%        0.17%(b)
   Net investment income........................     4.05%(b)        5.89%       4.97%       4.73%       5.37%        5.14%(b)
   Expenses paid indirectly.....................     0.00%(b)        0.01%       0.00%       0.00%       0.00%        0.01%(b)
   Management and administration fees waived....     0.02%(b)        0.02%       0.02%       0.04%       0.07%        0.05%(b)

(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

4. Financial Highlights. (Continued)

                                                                     U.S. Treasury Portfolio
                                                    -----------------------------------------------------------------------
                                                       Six Months                                       July 29, 1999
PINNACLE SHARES                                           Ended             For the Year Ended   (Commencement of Sales) to
---------------                                     September 30, 2001        March 31, 2001           March 31, 2000
                                                    ------------------      ------------------       ------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............       $  1.00                  $  1.00                  $  1.00
                                                       ---------                ---------                ---------
Income from investment operations:
   Net investment income........................          0.020                    0.060                    0.035
Less distributions:
   Dividends from net investment income.........       (  0.020)                (  0.060)                (  0.035)
                                                        -------                  -------                  -------
Net asset value, end of period..................       $  1.00                  $  1.00                  $  1.00
                                                       =========                =========                =========
Total Return....................................          2.01%(a)                 6.14%                    3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................       $  23,085                $  20,724                $  18,450
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed).          0.20%(b)                 0.21%                    0.20%(b)
   Net investment income........................          4.05%(b)                 5.89%                    4.97%(b)
   Expenses paid indirectly.....................          0.00%(b)                 0.01%                    0.00%(b)
   Management and administration fees waived....          0.02%(b)                 0.02%                    0.02%(b)

(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND








                               Semi-Annual Report
                               September 30, 2001
                                  (Unaudited)








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020









IDI901S